PROPERTY, PLANT AND EQUIPMENT (Net Carrying Amount) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		¥ 337	¥ 54,523
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ 52
Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		337	54,523
Net carrying amount [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	52
Net carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		43	14,108
Net carrying amount [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	6
Net carrying amount [Member] | Mining structures and mining rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥			334
Net carrying amount [Member] | Mining structures and mining rights [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $
Net carrying amount [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		19	113
Net carrying amount [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	3
Net carrying amount [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		275	3,908
Net carrying amount [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	43
Net carrying amount [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥			¥ 36,060
Net carrying amount [Member] | Construction in progress [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $